Customer deposits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Customer Deposits [Line Items]
Advances for real estate properties	$ 1,412,304,143	$ 1,255,600,108
Add: increase/(decrease) in revenue recognized in excess of amounts received from customers	(16,222,702)	18,940,748
Less: recognized as progress billings (see Note 4)	1,245,536,188	1,210,089,345
Customer deposits (Note 2h,2n)	$ 150,545,253	$ 64,451,511
Minimum [Member]
Customer Deposits [Line Items]
Customer deposits backed by mortgage loans, percentage	40.00%
Maximum [Member]
Customer Deposits [Line Items]
Customer deposits backed by mortgage loans, percentage	80.00%